Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Automobiles-4.66%
Lucid Group, Inc.(b)	23,581,019	$897,257,773
Tesla, Inc.(b)	8,669,992	9,162,274,146
		10,059,531,919
Beverages-2.28%
Keurig Dr Pepper, Inc.	20,309,511	748,608,576
Monster Beverage Corp.(b)	7,578,858	727,873,522
PepsiCo, Inc.	19,803,765	3,440,112,018
		4,916,594,116
Biotechnology-3.36%
Amgen, Inc.	8,067,658	1,814,981,020
Biogen, Inc.(b)	2,103,965	504,783,283
Gilead Sciences, Inc.	17,966,561	1,304,551,994
Moderna, Inc.(b)	5,807,250	1,474,925,355
Regeneron Pharmaceuticals, Inc.(b)	1,514,213	956,255,794
Seagen, Inc.(b)	2,619,049	404,904,975
Vertex Pharmaceuticals, Inc.(b)	3,641,654	799,707,219
		7,260,109,640
Commercial Services & Supplies-0.54%
Cintas Corp.	1,481,099	656,378,644
Copart, Inc.(b)	3,397,273	515,094,532
		1,171,473,176
Communications Equipment-1.77%
Cisco Systems, Inc.	60,408,913	3,828,112,817
Electric Utilities-0.91%
American Electric Power Co., Inc.	7,213,825	641,814,010
Exelon Corp.	14,012,493	809,361,596
Xcel Energy, Inc.	7,715,467	522,337,116
		1,973,512,722
Entertainment-2.55%
Activision Blizzard, Inc.	11,156,115	742,216,331
Electronic Arts, Inc.	4,050,680	534,284,692
NetEase, Inc., ADR (China)	4,058,196	413,043,189
Netflix, Inc.(b)	6,344,425	3,822,135,397
		5,511,679,609
Food & Staples Retailing-1.96%
Costco Wholesale Corp.	6,328,242	3,592,542,984
Walgreens Boots Alliance, Inc.	12,398,196	646,689,903
		4,239,232,887
Food Products-0.91%
Kraft Heinz Co. (The)	17,531,984	629,398,226
Mondelez International, Inc., Class A	19,980,239	1,324,889,648
		1,954,287,874
Health Care Equipment & Supplies-1.91%
Align Technology, Inc.(b)	1,129,418	742,230,921
DexCom, Inc.(b)	1,388,228	745,409,025
IDEXX Laboratories, Inc.(b)	1,214,511	799,706,913
Intuitive Surgical, Inc.(b)	5,116,721	1,838,437,855
		4,125,784,714
Hotels, Restaurants & Leisure-2.30%
Airbnb, Inc., Class A(b)	4,967,566	827,050,063
Booking Holdings, Inc.(b)	588,149	1,411,104,725
Marriott International, Inc., Class A(b)	4,664,758	770,804,612
Starbucks Corp.	16,803,767	1,965,536,626
		4,974,496,026
	Shares	Value
Industrial Conglomerates-0.95%
Honeywell International, Inc.	9,860,289	$2,055,968,859
Interactive Media & Services-12.41%
Alphabet, Inc., Class A(b)	2,596,941	7,523,441,955
Alphabet, Inc., Class C(b)	2,743,065	7,937,305,453
Baidu, Inc., ADR (China)(b)	3,476,584	517,280,933
Match Group, Inc.(b)	4,054,635	536,225,479
Meta Platforms, Inc., Class A(b)	30,589,503	10,288,779,334
		26,803,033,154
Internet & Direct Marketing Retail-7.99%
Amazon.com, Inc.(b)	4,378,294	14,598,720,816
eBay, Inc.	8,966,268	596,256,822
JD.com, Inc., ADR (China)(b)	10,621,570	744,253,410
MercadoLibre, Inc. (Argentina)(b)	722,798	974,620,823
Pinduoduo, Inc., ADR (China)(b)	5,954,777	347,163,499
		17,261,015,370
IT Services-3.66%
Automatic Data Processing, Inc.	6,035,480	1,488,228,658
Cognizant Technology Solutions Corp., Class A	7,523,184	667,456,884
Fiserv, Inc.(b)	9,456,514	981,491,588
Okta, Inc.(b)	2,114,318	473,966,666
Paychex, Inc.	5,164,741	704,987,147
PayPal Holdings, Inc.(b)	16,828,573	3,173,532,296
VeriSign, Inc.(b)	1,590,963	403,818,229
		7,893,481,468
Leisure Products-0.07%
Peloton Interactive, Inc., Class A(b)	4,313,417	154,247,792
Life Sciences Tools & Services-0.40%
Illumina, Inc.(b)	2,238,689	851,686,843
Machinery-0.20%
PACCAR, Inc.	4,972,701	438,890,590
Media-2.47%
Charter Communications, Inc., Class A(b)	2,567,979	1,674,245,269
Comcast Corp., Class A	65,305,620	3,286,831,854
Sirius XM Holdings, Inc.	57,284,943	363,759,388
		5,324,836,511
Multiline Retail-0.21%
Dollar Tree, Inc.(b)	3,222,068	452,764,995
Professional Services-0.25%
Verisk Analytics, Inc.	2,308,302	527,977,916
Road & Rail-0.55%
CSX Corp.	31,768,265	1,194,486,764
Semiconductors & Semiconductor Equipment-16.52%
Advanced Micro Devices, Inc.(b)	17,296,708	2,488,996,281
Analog Devices, Inc.	7,697,342	1,352,961,803
Applied Materials, Inc.	12,932,669	2,035,084,794
ASML Holding N.V., New York Shares (Netherlands)	1,161,105	924,402,135
Broadcom, Inc.	5,895,607	3,922,995,854
Intel Corp.	58,251,837	2,999,969,606
KLA Corp.	2,171,695	934,067,736
Lam Research Corp.	2,016,681	1,450,296,141
Marvell Technology, Inc.	11,796,925	1,032,112,968
Microchip Technology, Inc.	7,947,416	691,902,037
Micron Technology, Inc.	16,022,067	1,492,455,541
NVIDIA Corp.	30,374,183	8,933,350,962
NXP Semiconductors N.V. (China)	3,808,985	867,610,603
QUALCOMM, Inc.	16,041,786	2,933,561,406
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2021
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.	2,368,847	$367,502,924
Texas Instruments, Inc.	13,227,682	2,493,021,227
Xilinx, Inc.	3,550,411	752,793,644
		35,673,085,662
Software-17.41%
Adobe, Inc.(b)	6,814,893	3,864,453,225
ANSYS, Inc.(b)	1,249,727	501,290,494
Atlassian Corp. PLC, Class A(b)	2,011,230	766,861,887
Autodesk, Inc.(b)	3,148,934	885,448,752
Cadence Design Systems, Inc.(b)	3,969,488	739,714,089
Crowdstrike Holdings, Inc., Class A(b)	2,948,161	603,635,965
Datadog, Inc., Class A(b)	3,683,840	656,128,742
DocuSign, Inc.(b)	2,817,591	429,147,285
Fortinet, Inc.(b)	2,341,828	841,652,983
Intuit, Inc.	4,055,799	2,608,771,033
Microsoft Corp.	64,817,701	21,799,489,200
Palo Alto Networks, Inc.(b)	1,413,200	786,813,232
Splunk, Inc.(b)	2,313,829	267,756,292
Synopsys, Inc.(b)	2,184,301	804,914,919
Workday, Inc., Class A(b)	2,764,329	755,159,396
Zoom Video Communications, Inc., Class A(b)	3,469,597	638,093,584
Zscaler, Inc.(b)	2,005,998	644,587,337
		37,593,918,415
	Shares	Value
Specialty Retail-0.59%
O’Reilly Automotive, Inc.(b)	965,071	$681,562,092
Ross Stores, Inc.	5,089,902	581,674,001
		1,263,236,093
Technology Hardware, Storage & Peripherals-11.65%
Apple, Inc.	141,639,282	25,150,887,305
Textiles, Apparel & Luxury Goods-0.32%
lululemon athletica, inc.(b)	1,784,791	698,656,437
Trading Companies & Distributors-0.24%
Fastenal Co.	8,238,079	527,731,341
Wireless Telecommunication Services-0.96%
T-Mobile US, Inc.(b)	17,890,220	2,074,907,716
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $202,660,436,602)		215,955,628,731
OTHER ASSETS LESS LIABILITIES-0.00%		149,706
NET ASSETS-100.00%		$215,955,778,437

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2021, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.